Accounts and Bills Receivable, net (Allowance For Doubtful Accounts) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts and Bills Receivable, net [Abstract]
Balance at beginning of year	$ 287	1,785	2,140	2,259
Bad debt (recovery) expense	(95)	(589)	(355)	(119)
Write-offs
Balance at end of year	$ 192	1,196	1,785	2,140